Audit Information	12 Months Ended
Jul. 31, 2026
Auditor [Line Items]
Auditor Name	Manning Elliott LLP
Auditor Firm ID	1524
Auditor Location	Vancouver, Canada
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying balance sheets of Tactical Resources Corp. (the “Company”) as of July 31, 2026 and 2025, and the related statements of operations, comprehensive loss, equity and cash flows for the years then ended, and the related notes (collectively referred to as the “financial statements”).

In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of July 31, 2026 and 2025, and the results of its operations and its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America.